UNITED STATES
                             SECURITIES AND EXCHANGE COMMISSION
                                   WASHINGTON, D.C. 20549


                                         FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                                    INVESTMENT COMPANIES

Investment Company Act file number 811-2192

                   THE DREYFUS PREMIER THIRD CENTURY FUND, INC.
                (Exact name of Registrant as specified in charter)


                           c/o The Dreyfus Corporation
                                 200 Park Avenue
                             New York, New York 10166
               (Address of principal executive offices) (Zip code)

                               Mark N. Jacobs, Esq.
                                 200 Park Avenue
                             New York, New York 10166
                     (Name and address of agent for service)

Registrant's telephone number, including area code:  (212) 922-6000

Date of fiscal year end:  5/31

Date of reporting period:  11/30/03

                                         FORM N-CSR

ITEM 1. REPORTS TO STOCKHOLDERS.

                  The Dreyfus Premier
      Third Century
      Fund, Inc.

      SEMIANNUAL REPORT November 30, 2003



The views expressed in this report reflect those of the portfolio manager only through the end of the period covered and do not necessarily represent the views of Dreyfus or any other person in the Dreyfus organization. Any such views are subject to change at any time based upon market or other conditions and Dreyfus disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Dreyfus fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Dreyfus fund.

            Not FDIC-Insured * Not Bank-Guaranteed * May Lose Value


                                 Contents

                                 THE FUND
--------------------------------------------------

                             2   Letter from the Chairman

                             3   Discussion of Fund Performance

                             6   Statement of Investments

                             9   Statement of Assets and Liabilities

                            10   Statement of Operations

                            11   Statement of Changes in Net Assets

                            13   Financial Highlights

                            19   Notes to Financial Statements

                                 FOR MORE INFORMATION
---------------------------------------------------------------------------

                                 Back Cover

                                                                       The Fund

                                                            The Dreyfus Premier
                                                       Third Century Fund, Inc.

LETTER FROM THE CHAIRMAN

Dear Shareholder:

This semiannual report for The Dreyfus Premier Third Century Fund, Inc. covers the six-month period from June 1, 2003, through November 30, 2003. Inside, you' ll find valuable information about how the fund was managed during the reporting period, including a discussion with the fund's portfolio managers, L. Emerson Tuttle and Paul Hilton.

Recent reports of marked improvement in the growth of U.S. Gross Domestic Product suggest to us that the economy has started to turn the corner. Tax cuts and low mortgage rates have put cash in consumers' pockets, and corporations have started to increase spending. As a result, stocks have rallied, posting gains in virtually every market sector and capitalization range.

Based on recent data, we are cautiously optimistic about the current economic environment. As always, we urge you to speak regularly with your financial advisor, who may be in the best position to suggest the Dreyfus funds designed to meet your current needs, future goals and attitudes toward risk.

Thank you for your continued confidence and support.

Sincerely,

/s/Stephen E. Canter
Stephen E. Canter

Chairman and Chief Executive Officer

The Dreyfus Corporation

December 15, 2003




DISCUSSION OF FUND PERFORMANCE

L. Emerson Tuttle and Paul Hilton, Portfolio Managers

How did The Dreyfus Premier Third Century Fund, Inc. perform relative to its benchmark?

For the six-month period ended November 30, 2003, the fund produced total returns of 11.70% for Class A shares, 11.13% for Class B shares, 11.13% for Class C shares, 11.82% for Class R shares, 11.51% for Class T shares and 11.74% for Class Z shares.(1) In comparison, the fund's benchmark, the Standard & Poor' s 500 Composite Stock Price Index ("S&P 500 Index"), produced a total return of 10.80% for the same period.(2)

We attribute the market's performance during the reporting period to an improving economy and a rallying stock market. The fund produced higher returns than its benchmark, primarily due to the success of our sector allocation strategy, including an emphasis on consumer discretionary stocks, and our stock selection strategy, especially within the health care group.

What is the fund's investment approach?

The fund seeks to provide capital growth, with current income as a secondary objective. The fund looks for growth-oriented companies that generally exhibit three characteristics: improving profitability measurements, a pattern of consistent earnings and reasonable prices.

To pursue these goals, the fund invests primarily in the common stocks of companies that, in the opinion of the fund's management, meet traditional investment standards while simultaneously conducting their businesses in a manner that contributes to the enhancement of the quality of life in America

What other factors influenced the fund's performance?

By the time the reporting period began, the stock market had already begun to rally after a three-year bear market. The quick end to major combat in Iraq lifted a veil of uncertainty from the U.S. economy, and investors began to look forward to higher corporate earnings. As a

                                                                        The Fund


DISCUSSION OF FUND PERFORMANCE (CONTINUED)

result, we began to see a shift in investor sentiment away from lower-quality, lower-priced stocks with generally modest earnings toward higher-quality, more fully valued stocks with higher rates of earnings growth. This change in market leadership helped drive the fund' s returns during the reporting period

The fund' s performance also benefited from its relatively heavy exposure to consumer discretionary stocks. For some time now, we have maintained a "barbell" approach toward retailers, favoring luxury goods providers such as Tiffany & Co. and Coach on one end, discount retailers such as TJX Cos. at the other end and generally avoiding the middle tier of retailers. High-end consumers continued to spend during the economic slowdown, and we saw a steady increase in sales from discount retailers when the economy began to recover.

The fund also received relatively strong contributions from its holdings of health care equipment companies, medical device manufacturers and health care providers. While the health care group posted only modestly positive returns overall, weakness was concentrated primarily among large pharmaceutical companies, which were hurt by competition from generic drugs and the possibility of a more restrictive regulatory environment. Since the fund held relatively few pharmaceutical stocks, it successfully avoided the brunt of the industry's weakness.

On the other hand, the fund's performance might have been stronger had it had greater exposure to large banks and brokerage firms within the financial services area. In hindsight, we did not anticipate the speed at which these companies' earnings would recover as the stock market rallied.

What is the fund's current strategy?

As of the end of the reporting period, we have modestly trimmed the fund's exposure to telecommunications, energy and utilities stocks, choosing instead to deploy more of the fund's assets to the technology and consumer discretionary sectors, where we currently believe earnings growth rates have the potential to rise. In our view, this strategy should help position the fund to benefit from stronger economic growth.


Can you highlight some of the fund's socially responsible investing activities?

We' d like to alert our shareholders about a pressing environmental issue: electronic waste. As computers have become newer, quicker and more efficient, it has rendered older equipment obsolete. These products often contain hazardous and toxic materials that pose environmental risks if they are sent to landfills or are incinerated. For example, computer monitors use cathode ray tubes (CRTs), which contain significant amounts of lead, and most printed circuit boards have small amounts of chromium, lead solder, nickel and zinc.

The National Recycling Coalition (NRC) offers several tips to consumers for recycling these products. Consider donating unused computer equipment to nonprofit and charitable organizations. If your equipment is broken or too old to be reused, you can send it to one of several companies that specialize in electronics recycling. Your local community may even offer a special program to take back electronic waste--just check the directory on the NRC website listed below. Finally, your computer manufacturer may provide a recycling option on their web site, charging a nominal fee for transport. We have been in dialogue with management at Dell Computers and International Business Machines, both holdings in the fund, to encourage them to track recycling and set goals for improvement. Dell Computers, in particular, has demonstrated a serious commitment to improving recycling rates.

For more information on computer recycling, please visit the NRC's website at http://www.nrc-recycle.org/resources/electronics/managing.htm.

December 15, 2003

(1) TOTAL RETURN INCLUDES REINVESTMENT OF DIVIDENDS AND ANY CAPITAL GAINS PAID, AND DOES NOT TAKE INTO CONSIDERATION THE MAXIMUM INITIAL SALES CHARGES IN THE CASE OF CLASS A AND CLASS T SHARES, OR THE APPLICABLE CONTINGENT DEFERRED SALES CHARGES IMPOSED ON REDEMPTIONS IN THE CASE OF CLASS B AND CLASS C SHARES. HAD THESE CHARGES BEEN REFLECTED, RETURNS WOULD HAVE BEEN LOWER. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. SHARE PRICE AND INVESTMENT RETURN FLUCTUATE SUCH THAT UPON REDEMPTION, FUND SHARES MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST.

(2) SOURCE: LIPPER INC. -- REFLECTS REINVESTMENT OF DIVIDENDS AND, WHERE APPLICABLE, CAPITAL GAIN DISTRIBUTIONS. THE STANDARD & POOR'S 500 COMPOSITE STOCK PRICE INDEX IS A WIDELY ACCEPTED, UNMANAGED INDEX OF U.S. STOCK MARKET PERFORMANCE.

                                                             The Fund

November 30, 2003 (Unaudited)

STATEMENT OF INVESTMENTS

STATEMENT OF INVESTMENTS

COMMON STOCKS--98.2%                                                                            Shares                Value ($)
------------------------------------------------------------------------------------------------------------------------------------

COMPUTER SOFTWARE--5.6%

Microsoft                                                                                     1,060,000               27,242,000

Symantec                                                                                        256,000  (a)           8,404,480

                                                                                                                      35,646,480

CONSUMER DISCRETIONARY--15.3%

Bed Bath & Beyond                                                                               135,000  (a)           5,702,400

Coach                                                                                           263,000  (a)          10,477,920

Comcast, Cl. A (Special)                                                                        243,000  (a)           7,326,450

Home Depot                                                                                      219,000                8,050,440

Staples                                                                                         251,000  (a)           6,814,650

Starwood Hotels & Resorts Worldwide                                                             215,500                7,428,285

TJX Cos.                                                                                        515,000               11,633,850

Target                                                                                          313,000               12,119,360

Tiffany & Co.                                                                                   295,000               13,378,250

Viacom, Cl. B                                                                                   232,000                9,122,240

Walt Disney                                                                                     222,000                5,125,980

                                                                                                                      97,179,825

CONSUMER STAPLES--6.4%

Anheuser-Busch Cos.                                                                             116,000                6,011,120

CVS                                                                                             305,000               11,425,300

PepsiCo                                                                                         280,000               13,473,600

Procter & Gamble                                                                                100,000                9,624,000

                                                                                                                      40,534,020

ENERGY--2.1%

Anadarko Petroleum                                                                              150,500                6,761,965

Royal Dutch Petroleum
   (New York Shares), ADR                                                                       149,000                6,690,100

                                                                                                                      13,452,065

FINANCIAL--12.6%

ACE                                                                                             233,000                8,492,850

American Express                                                                                354,500               16,204,195

American International Group                                                                    151,500                8,779,425

Axis Capital Holdings Ltd.                                                                       34,550                  986,403

Citigroup                                                                                       427,500               20,109,600

Goldman Sachs Group                                                                              83,000                7,974,640


COMMON STOCKS (CONTINUED)                                                                        Shares                Value ($)
------------------------------------------------------------------------------------------------------------------------------------

FINANCIAL (CONTINUED)

M&T Bank                                                                                         38,500                3,613,995

Radian Group                                                                                    148,000                7,303,800

U.S. Bancorp                                                                                    235,000                6,511,850

                                                                                                                      79,976,758

HEALTH CARE--23.2%

Alcon                                                                                           171,500                9,976,155

Amgen                                                                                           196,500  (a)          11,300,715

Boston Scientific                                                                               410,000  (a)          14,714,900

Celgene                                                                                         166,000  (a)           7,591,180

Forest Laboratories                                                                             296,000  (a)          16,173,440

Johnson & Johnson                                                                               357,000               17,596,530

Medtronic                                                                                       313,000               14,147,600

Pfizer                                                                                          853,500               28,634,925

Stryker                                                                                          50,000                4,050,000

Varian Medical Systems                                                                          113,500  (a)           7,832,635

WellPoint Health Networks                                                                       111,000  (a)          10,377,390

Zimmer Holdings                                                                                  77,000  (a)           5,075,840

                                                                                                                     147,471,310

INDUSTRIAL--9.0%

Avery Dennison                                                                                  149,000                8,206,920

Danaher                                                                                         170,000               14,144,000

Dover                                                                                           272,000               10,442,080

Hewitt Associates, Cl. A                                                                        260,000  (a)           7,859,800

Tyco International                                                                              730,000               16,753,500

                                                                                                                      57,406,300

INFORMATION TECHNOLOGY--22.5%

Analog Devices                                                                                  250,000               12,437,500

Applied Materials                                                                               276,000  (a)           6,706,800

BEA Systems                                                                                     711,500  (a)           9,036,050

Cisco Systems                                                                                 1,183,000  (a)          26,806,780

Cognizant Technology Solutions                                                                  140,000  (a)           6,421,800

Dell                                                                                            549,000  (a)          18,940,500

EMC                                                                                             524,000  (a)           7,199,760

Intel                                                                                           733,000               24,504,190

                                                                                                     The Fund

STATEMENT OF INVESTMENTS (Unaudited) (CONTINUED)

COMMON STOCKS (CONTINUED)                                                                        Shares                 Value ($)
------------------------------------------------------------------------------------------------------------------------------------

INFORMATION TECHNOLOGY (CONTINUED)

International Business Machines                                                                  97,000                8,782,380

National Semiconductor                                                                          145,000  (a)           6,484,400

Texas Instruments                                                                               132,500  (a)           3,943,200

UTstarcom                                                                                       307,000  (a)          11,629,160

                                                                                                                     142,892,520

MATERIALS--1.0%

Praxair                                                                                          89,500                6,424,310

TELECOMMUNICATION SERVICES--.5%

CenturyTel                                                                                      107,500                3,515,250

TOTAL COMMON STOCKS

   (cost $512,240,988)                                                                                               624,498,838
------------------------------------------------------------------------------------------------------------------------------------

                                                                                             Principal
SHORT-TERM INVESTMENTS--1.8%                                                                 Amount ($)                Value ($)
------------------------------------------------------------------------------------------------------------------------------------

CERTIFICATES OF DEPOSIT--.0%

Self Help Credit Union,

   1.14%, 12/16/2003                                                                            100,000                  100,000

U.S. TREASURY BILLS--1.8%

   .90%, 12/4/2003                                                                            1,006,924                1,006,929

   .87%, 12/11/2003                                                                             926,776                  926,778

   .89%, 12/18/2003                                                                           2,474,961                2,474,960

   .91%, 12/26/2003                                                                           6,754,729                6,754,674

                                                                                                                      11,163,341

TOTAL SHORT-TERM INVESTMENTS

   (cost $11,263,390)                                                                                                 11,263,341
------------------------------------------------------------------------------------------------------------------------------------

TOTAL INVESTMENTS (cost $523,504,378)                                                            100.0%              635,762,179

CASH AND RECEIVABLES (NET)                                                                          .0%                   35,816

NET ASSETS                                                                                       100.0%              635,797,995

(A) NON-INCOME PRODUCING.

SEE NOTES TO FINANCIAL STATEMENTS.


STATEMENT OF ASSETS AND LIABILITIES

November 30, 2003 (Unaudited)

                                                             Cost         Value
--------------------------------------------------------------------------------

ASSETS ($):

Investments in securities--See Statement of
Investments                                           523,504,378   635,762,179

Cash                                                                    287,126

Dividends and interest receivable                                       446,200

Receivable for shares of Common Stock subscribed                        136,615

Prepaid expenses                                                         41,558

                                                                    636,673,678
--------------------------------------------------------------------------------

LIABILITIES ($):

Due to The Dreyfus Corporation and affiliates                           507,237

Payable for shares of Common Stock redeemed                             116,652

Accrued expenses                                                        251,794

                                                                        875,683
--------------------------------------------------------------------------------

NET ASSETS ($)                                                      635,797,995
--------------------------------------------------------------------------------

COMPOSITION OF NET ASSETS ($):

Paid-in capital                                                     792,791,919

Accumulated investment (loss)--net                                    (739,706)

Accumulated net realized gain (loss) on investments               (268,512,019)

Accumulated net unrealized appreciation
  (depreciation) on investments                                     112,257,801
--------------------------------------------------------------------------------

NET ASSETS ($)                                                      635,797,995

NET ASSET VALUE PER SHARE

                                      Class A          Class B          Class C           Class R        Class T            Class Z
------------------------------------------------------------------------------------------------------------------------------------

Net Assets ($)                     15,815,242        18,411,637       3,868,029        27,257,436        632,195        569,813,456

Shares Outstanding                  2,070,487         2,491,966         523,211         3,514,498         84,715         73,874,028
------------------------------------------------------------------------------------------------------------------------------------

NET ASSET VALUE
PER SHARE ($)                            7.64             7.39             7.39              7.76           7.46               7.71

SEE NOTES TO FINANCIAL STATEMENTS.

                                                             The Fund

STATEMENT OF OPERATIONS

Six Months Ended November 30, 2003 (Unaudited)

--------------------------------------------------------------------------------

INVESTMENT INCOME ($):

INCOME:

Cash dividends (net of $19,814 foreign taxes withheld at source)     2,720,346

Interest                                                                59,187

TOTAL INCOME                                                         2,779,533

EXPENSES:

Investment advisory fee--Note 3(a)                                   2,301,079

Shareholder servicing costs--Note 3(c)                               1,019,258

Distribution fees--Note 3(b)                                            80,808

Professional fees                                                       35,333

Prospectus and shareholders' reports                                    26,193

Registration fees                                                       23,076

Custodian fees--Note 3(c)                                               19,424

Directors' fees and expenses--Note 3(d)                                  9,025

Loan commitment fees--Note 2                                             3,771

Miscellaneous                                                            1,272

TOTAL EXPENSES                                                       3,519,239

INVESTMENT (LOSS)--NET                                               (739,706)
--------------------------------------------------------------------------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS--NOTE 4 ($):

Net realized gain (loss) on investments                              2,640,362

Net unrealized appreciation (depreciation) on investments           65,761,186

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS              68,401,548

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                67,661,842

SEE NOTES TO FINANCIAL STATEMENTS.


STATEMENT OF CHANGES IN NET ASSETS

                                         Six Months Ended

                                        November 30, 2003           Year Ended

                                              (Unaudited)         May 31, 2003
--------------------------------------------------------------------------------

OPERATIONS ($):

Investment (loss)--net                          (739,706)            (284,486)

Net realized gain (loss) on investments         2,640,362         (97,547,448)

Net unrealized appreciation
   (depreciation) on investments               65,761,186         (25,677,078)

NET INCREASE (DECREASE) IN NET ASSETS
   RESULTING FROM OPERATIONS                   67,661,842        (123,509,012)
--------------------------------------------------------------------------------

CAPITAL STOCK TRANSACTIONS ($):

Net proceeds from shares sold:

Class A shares                                  2,068,824           4,266,131

Class B shares                                    735,055           1,440,692

Class C shares                                    236,004             315,581

Class R shares                                  1,251,795           2,908,106

Class T shares                                    147,789             388,561

Class Z shares                                 35,388,867           93,114,149

Cost of shares redeemed:

Class A shares                                (2,013,847)          (6,054,513)

Class B shares                                (1,061,641)          (4,383,071)

Class C shares                                  (463,076)          (1,120,954)

Class R shares                                (2,487,160)          (4,119,273)

Class T shares                                  (142,598)            (584,146)

Class Z shares                               (57,445,158)        (167,888,732)

INCREASE (DECREASE) IN NET ASSETS
   FROM CAPITAL STOCK TRANSACTIONS           (23,785,146)         (81,717,469)

TOTAL INCREASE (DECREASE) IN NET ASSETS       43,876,696         (205,226,481)
--------------------------------------------------------------------------------

NET ASSETS ($):

Beginning of Period                           591,921,299          797,147,780

END OF PERIOD                                 635,797,995          591,921,299

                                                             The Fund

STATEMENT OF CHANGES IN NET ASSETS (CONTINUED)

                                         Six Months Ended
                                        November 30, 2003           Year Ended
                                              (Unaudited)         May 31, 2003
--------------------------------------------------------------------------------

CAPITAL SHARE TRANSACTIONS:

CLASS A(A)

Shares sold                                       286,790             659,370

Shares redeemed                                 (278,570)            (917,692)

NET INCREASE (DECREASE) IN SHARES OUTSTANDING       8,220            (258,322)
--------------------------------------------------------------------------------

CLASS B(A)

Shares sold                                       104,182             224,743

Shares redeemed                                 (150,984)            (691,047)

NET INCREASE (DECREASE) IN SHARES OUTSTANDING    (46,802)            (466,304)
--------------------------------------------------------------------------------

CLASS C

Shares sold                                        33,530              49,771

Shares redeemed                                  (66,475)            (178,620)

NET INCREASE (DECREASE) IN SHARES OUTSTANDING    (32,945)            (128,849)
--------------------------------------------------------------------------------

CLASS R

Shares sold                                       171,993             443,088

Shares redeemed                                 (341,953)            (630,834)

NET INCREASE (DECREASE) IN SHARES OUTSTANDING   (169,960)            (187,746)
--------------------------------------------------------------------------------

CLASS T

Shares sold                                        21,103              60,772

Shares redeemed                                  (19,590)             (90,160)

NET INCREASE (DECREASE) IN SHARES OUTSTANDING       1,513             (29,388)
--------------------------------------------------------------------------------

CLASS Z

Shares sold                                     4,931,764          14,155,737

Shares redeemed                               (7,977,559)         (25,762,183)

NET INCREASE (DECREASE) IN SHARES OUTSTANDING  (3,045,795)        (11,606,446)

(A) DURING THE PERIOD ENDED NOVEMBER 30, 2003, 7,843 CLASS B SHARES REPRESENTING $54,740 WERE AUTOMATICALLY CONVERTED TO 7,603 CLASS A SHARES AND DURING THE PERIOD ENDED MAY 31, 2003, 9,727 CLASS B SHARES REPRESENTING $60,678 WERE AUTOMATICALLY CONVERTED TO 9,475 CLASS A SHARES.

SEE NOTES TO FINANCIAL STATEMENTS.


FINANCIAL HIGHLIGHTS

The following tables describe the performance for each share class for the fiscal periods indicated. All information (excluding portfolio turnover rate) reflects financial results for a single fund share. Total return shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions. These figures have been derived from the fund's financial statements.


                                                       Six Months Ended                             Year Ended May 31,
                                                      November 30, 2003         ----------------------------------------------------
CLASS A SHARES                                              (Unaudited)           2003          2002          2001       2000(a)
------------------------------------------------------------------------------------------------------------------------------------

PER SHARE DATA ($):

Net asset value,
   beginning of period                                            6.84            8.05         10.40          13.95         13.34

Investment Operations:

Investment income (loss)--net(b)                                  (.01)           (.02)         (.02)          (.06)          .20

Net realized and unrealized
   gain (loss) on investments                                      .81           (1.19)        (2.26)         (2.57)         1.76

Total from Investment Operations                                   .80           (1.21)        (2.28)         (2.63)         1.96

Distributions:

Dividends from investment income--net                               --              --            --           (.08)           --

Dividends from net realized
   gain on investments                                              --              --          (.07)          (.84)         (1.35)

Total Distributions                                                 --              --          (.07)          (.92)         (1.35)

Net asset value, end of period                                    7.64            6.84          8.05          10.40          13.95
------------------------------------------------------------------------------------------------------------------------------------

TOTAL RETURN (%)(C)                                              11.70(d)       (15.03)       (21.95)        (19.84)        14.90(d)
------------------------------------------------------------------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA (%):

Ratio of expenses to average net assets                            .66(d)         1.36          1.12           1.18          1.02(d)

Ratio of net investment income
   (loss) to average net assets                                   (.21)(d)        (.23)         (.22)          (.51)          1.43(d

Portfolio Turnover Rate                                          26.63(d)        74.83        103.52          82.54          60.20
------------------------------------------------------------------------------------------------------------------------------------

Net Assets, end of period ($ x 1,000)                           15,815          14,116        18,675         22,004         10,999

(A) FROM AUGUST 31, 1999 (COMMENCEMENT OF INITIAL OFFERING) TO MAY 31, 2000.

(B) BASED ON AVERAGE SHARES OUTSTANDING AT EACH MONTH END.

(C) EXCLUSIVE OF SALES CHARGE.

(D) NOT ANNUALIZED.

SEE NOTES TO FINANCIAL STATEMENTS.

                                                             The Fund


FINANCIAL HIGHLIGHTS (CONTINUED)




                                                      Six Months Ended                           Year Ended May 31,
                                                     November 30, 2003          ----------------------------------------------------
CLASS B SHARES                                              (Unaudited)           2003           2002          2001       2000(a)
------------------------------------------------------------------------------------------------------------------------------------

PER SHARE DATA ($):

Net asset value,
   beginning of period                                            6.65            7.88          10.26          13.88         13.34

Investment Operations:

Investment income (loss)--net(b)                                  (.04)           (.07)          (.09)          (.16)          .15

Net realized and unrealized
   gain (loss) on investments                                      .78           (1.16)         (2.22)         (2.56)         1.74

Total from Investment Operations                                   .74           (1.23)         (2.31)         (2.72)         1.89

Distributions:

Dividends from investment income--net                               --               --            --           (.06)          --

Dividends from net realized
   gain on investments                                              --               --          (.07)          (.84)        (1.35)

Total Distributions                                                 --               --          (.07)          (.90)        (1.35)

Net asset value, end of period                                    7.39           6.65            7.88          10.26         13.88
------------------------------------------------------------------------------------------------------------------------------------

TOTAL RETURN (%)(C)                                              11.13(d)      (15.61)         (22.55)        (20.58)        14.34(d
------------------------------------------------------------------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA (%):

Ratio of expenses to average net assets                           1.04(d)        2.15            1.93           1.95          1.55(d

Ratio of net investment income
   (loss) to average net assets                                   (.59)(d)      (1.03)          (1.05)         (1.30)         1.07(d

Portfolio Turnover Rate                                          26.63(d)       74.83          103.52          82.54         60.20
------------------------------------------------------------------------------------------------------------------------------------

Net Assets, end of period ($ x 1,000)                           18,412         16,873          23,671         31,152        20,812

(A) FROM AUGUST 31, 1999 (COMMENCEMENT OF INITIAL OFFERING) TO MAY 31, 2000.

(B) BASED ON AVERAGE SHARES OUTSTANDING AT EACH MONTH END.

(C) EXCLUSIVE OF SALES CHARGE.

(D) NOT ANNUALIZED.

SEE NOTES TO FINANCIAL STATEMENTS.




                                                      Six Months Ended                         Year Ended May 31,
                                                     November 30, 2003          ----------------------------------------------------
CLASS C SHARES                                              (Unaudited)           2003           2002          2001       2000(a)
------------------------------------------------------------------------------------------------------------------------------------

PER SHARE DATA ($):

Net asset value,
   beginning of period                                            6.65            7.88          10.28          13.88         13.34

Investment Operations:

Investment income (loss)--net(b)                                  (.04)           (.06)          (.10)          (.16)          .11

Net realized and unrealized
   gain (loss) on investments                                      .78           (1.17)         (2.23)         (2.54)         1.78

Total from Investment Operations                                   .74           (1.23)         (2.33)         (2.70)         1.89

Distributions:

Dividends from investment income--net                               --              --             --           (.06)           --

Dividends from net realized
   gain on investments                                              --              --           (.07)          (.84)        (1.35)

Total Distributions                                                 --              --           (.07)          (.90)        (1.35)

Net asset value, end of period                                    7.39            6.65           7.88          10.28         13.88
------------------------------------------------------------------------------------------------------------------------------------

TOTAL RETURN (%)(C)                                              11.13(d)       (15.61)        (22.70)        (20.48)       14.34(d)
------------------------------------------------------------------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA (%):

Ratio of expenses to average net assets                           1.03(d)         2.13           1.98           1.92         1.54(d)

Ratio of net investment income (loss)
   to average net assets                                          (.58)(d)       (1.02)         (1.09)         (1.28)         .77(d)

Portfolio Turnover Rate                                          26.63(d)        74.83         103.52          82.54        60.20
------------------------------------------------------------------------------------------------------------------------------------

Net Assets, end of period ($ x 1,000)                            3,868           3,698          5,399          7,037        5,234

(A) FROM AUGUST 31, 1999 (COMMENCEMENT OF INITIAL OFFERING) TO MAY 31, 2000.

(B) BASED ON AVERAGE SHARES OUTSTANDING AT EACH MONTH END.

(C) EXCLUSIVE OF SALES CHARGE.

(D) NOT ANNUALIZED.

SEE NOTES TO FINANCIAL STATEMENTS.

                                                             The Fund

FINANCIAL HIGHLIGHTS (CONTINUED)



                                                      Six Months Ended                      Year Ended May 31,
                                                     November 30, 2003          ----------------------------------------------------
CLASS R SHARES                                              (Unaudited)           2003           2002          2001       2000(a)
------------------------------------------------------------------------------------------------------------------------------------

PER SHARE DATA ($):

Net asset value,
   beginning of period                                            6.94            8.12          10.46          14.00         13.34

Investment Operations:

Investment income (loss)--net(b)                                  (.01)            .02            .01           (.03)          .26

Net realized and unrealized
   gain (loss) on investments                                      .83           (1.20)         (2.28)         (2.58)         1.75

Total from Investment Operations                                   .82           (1.18)         (2.27)         (2.61)         2.01

Distributions:

Dividends from investment income--net                               --              --             --           (.09)           --

Dividends from net realized
   gain on investments                                              --              --           (.07)          (.84)        (1.35)

Total Distributions                                                 --              --           (.07)          (.93)        (1.35)

Net asset value, end of period                                    7.76            6.94           8.12          10.46         14.00
------------------------------------------------------------------------------------------------------------------------------------

TOTAL RETURN (%)                                                 11.82(c)       (14.53)        (21.73)        (19.64)       15.30(c)
------------------------------------------------------------------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA (%):

Ratio of expenses to average net assets                            .53(c)          .86            .81            .84          .75(c)

Ratio of net investment income
   (loss) to average net assets                                   (.07)(c)         .25            .08           (.20)        1.69(c)

Portfolio Turnover Rate                                          26.63(c)        74.83         103.52          82.54        60.20
------------------------------------------------------------------------------------------------------------------------------------

Net Assets, end of period ($ x 1,000)                           27,257          25,573         31,441         39,854       45,641

(A)  FROM AUGUST 31, 1999 (COMMENCEMENT OF INITIAL OFFERING) TO MAY 31, 2000.

(B)  BASED ON AVERAGE SHARES OUTSTANDING AT EACH MONTH END.

(C)  NOT ANNUALIZED.

SEE NOTES TO FINANCIAL STATEMENTS.




                                                      Six Months Ended                           Year Ended May 31,
                                                     November 30, 2003          ----------------------------------------------------
CLASS T SHARES                                              (Unaudited)           2003           2002          2001       2000(a)
------------------------------------------------------------------------------------------------------------------------------------

PER SHARE DATA ($):

Net asset value,
   beginning of period                                            6.69            7.90          10.29          13.85         13.34

Investment Operations:

Investment income (loss)--net(b)                                  (.02)           (.03)          (.08)          (.10)          .20

Net realized and unrealized
   gain (loss) on investments                                      .79           (1.18)         (2.24)         (2.54)         1.66

Total from Investment Operations                                   .77           (1.21)         (2.32)         (2.64)         1.86

Distributions:

Dividends from investment income--net                               --               --            --           (.08)           --

Dividends from net realized
   gain on investments                                              --               --          (.07)          (.84)        (1.35)

Total Distributions                                                 --               --          (.07)          (.92)        (1.35)

Net asset value, end of period                                    7.46            6.69           7.90          10.29         13.85
------------------------------------------------------------------------------------------------------------------------------------

TOTAL RETURN (%)(C)                                              11.51(d)       (15.32)        (22.58)        (20.08)        14.14(d
------------------------------------------------------------------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA (%):

Ratio of expenses to average net assets                            .78(d)         1.60           1.78           1.48          1.21(d

Ratio of net investment income
   (loss) to average net assets                                   (.32)(d)        (.48)          (.89)          (.82)         1.40(d

Portfolio Turnover Rate                                          26.63(d)        74.83         103.52          82.54         60.20
------------------------------------------------------------------------------------------------------------------------------------

Net Assets, end of period ($ x 1,000)                              632             557            890            998           456

(A) FROM AUGUST 31, 1999 (COMMENCEMENT OF INITIAL OFFERING) TO MAY 31, 2000.

(B) BASED ON AVERAGE SHARES OUTSTANDING AT EACH MONTH END.

(C) EXCLUSIVE OF SALES CHARGE.

(D) NOT ANNUALIZED.

SEE NOTES TO FINANCIAL STATEMENTS.

                                                             The Fund

FINANCIAL HIGHLIGHTS (CONTINUED)



                                         Six Months Ended                                         Year Ended May 31,
                                        November 30, 2003    -----------------------------------------------------------------------
CLASS Z SHARES                                 (Unaudited)     2003             2002           2001           2000(a)           1999
------------------------------------------------------------------------------------------------------------------------------------

PER SHARE DATA ($):

Net asset value,
   beginning of period                             6.90        8.10            10.46          14.00           12.72           11.78

Investment Operations:

Investment income (loss)--net                      (.01)(b)    (.00)(b,c)       (.01)(b)       (.04)(b)         .08(b)         (.01)

Net realized and unrealized
   gain (loss) on investments                       .82       (1.20)           (2.28)         (2.58)           2.55            2.29

Total from Investment Operations                    .81       (1.20)           (2.29)         (2.62)           2.63            2.28

Distributions:

Dividends from investment
   income--net                                       --          --              --           (.08)             --               --

Dividends from net realized
   gain on investments                               --          --            (.07)          (.84)          (1.35)          (1.34)

Total Distributions                                  --          --            (.07)          (.92)          (1.35)          (1.34)

Net asset value, end of period                     7.71        6.90             8.10          10.46           14.00           12.72
------------------------------------------------------------------------------------------------------------------------------------

TOTAL RETURN (%)                                  11.74(d)   (14.82)          (21.92)        (19.69)          20.91           20.30
------------------------------------------------------------------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA (%):

Ratio of expenses to
   average net assets                               .56(d)     1.14             1.02            .95             .96             .96

Ratio of net investment income
   (loss) to average net assets                    (.10)(d)    (.02)            (.14)          (.32)            .60            (.11)

Portfolio Turnover Rate                           26.63(d)    74.83           103.52          82.54           60.20           75.88
------------------------------------------------------------------------------------------------------------------------------------

Net Assets, end of period
   ($ X 1,000)                                  569,813     531,104          717,072      1,034,078        1,310,890       1,130,190

(A) THE FUND CHANGED TO A SIX CLASS FUND ON AUGUST 31, 1999. THE EXISTING SHARES WERE REDESIGNATED CLASS Z SHARES.

(B) BASED ON AVERAGE SHARES OUTSTANDING AT EACH MONTH END.

(C) AMOUNT REPRESENTS LESS THAN $.01 PER SHARE.

(D) NOT ANNUALIZED.

SEE NOTES TO FINANCIAL STATEMENTS.


NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 1--Significant Accounting Policies:

The Dreyfus Premier Third Century Fund, Inc. (the "fund") is registered under the Investment Company Act of 1940, as amended (the "Act"), as a diversified open-end management investment company. The fund's investment objective is to provide capital growth, with current income as a secondary goal. The Dreyfus Corporation (the "Manager") serves as the fund's investment adviser. The Manager is a wholly-owned subsidiary of Mellon Bank, N.A. ("Mellon"), which is a wholly-owned subsidiary of Mellon Financial Corporation.

Dreyfus Service Corporation (the "Distributor"), a wholly-owned subsidiary of Dreyfus, is the distributor of the fund's shares. The fund is authorized to issue 100 million shares of $.001 par value Common Stock in each of the following classes of shares: Class A, Class B, Class C, Class R and Class T and 200 million shares of $.001 par value Common Stock of Class Z. Class A, Class B, Class C and Class T shares are sold primarily to retail investors through financial intermediaries and bear a distribution fee and/or service fee. Class Z shares are not available for new accounts and bear a service fee. Class A shares and Class T shares are subject to a sales charge imposed at the time of purchase. Class B shares are subject to a contingent deferred sales charge (" CDSC") imposed on Class B share redemptions made within six years of purchase and automatically convert to Class A shares after six years. Class C shares are subject to a CDSC imposed on Class C shares redeemed within one year of purchase and Class R shares are sold at net asset value per share only to institutional investors. Other differences between the classes include the services offered to and the expenses borne by each class and certain voting rights.

The fund' s financial statements are prepared in accordance with accounting principles generally accepted in the United States, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

(A) PORTFOLIO VALUATION: Investments in securities are valued at the last sales price on the securities exchange on which such securities are primarily traded or at the last sales price on the national securities market. The Fun

NOTES TO FINANCIAL STATEMENTS (Unaudited) (CONTINUED)

The fund prices securities traded on the NASDAQ stock market using the NASDAQ official closing price. Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices. Bid price is used when no asked price is available. Securities for which there are no such valuations are valued at fair value as determined in good faith under the direction of the Board of Directors.

(B) SECURITIES TRANSACTIONS AND INVESTMENT INCOME: Securities transactions are recorded on a trade date basis. Realized gain and loss from securities transactions are recorded on the identified cost basis. Dividend income is recognized on the ex-dividend date and interest income, including, where applicable, amortization of discount and premium on investments, is recognized on the accrual basis. Under the terms of the custody agreement, the fund receives net earnings credits based on available cash balances left on deposit.

(C) DIVIDENDS TO SHAREHOLDERS: Dividends are recorded on the ex-dividend date. Dividends from investment income-net and dividends from net realized capital gain, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the "Code"). To the extent that net realized capital gain can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gain. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from accounting principles generally accepted in the United States.

(D) FEDERAL INCOME TAXES: It is the policy of the fund to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the applicable provisions of the Code, and to make distributions of taxable income sufficient to relieve it from substantially all federal income and excise taxes.

The fund has an unused capital loss carryover of $235,338,282 available for federal income tax purposes to be applied against future net securities profits, if any, realized subsequent to May 31, 2003. If not applied, $139,788,117 of the carryover expires in fiscal 2010 and $95,550,165 expires in fiscal 2011.

NOTE 2--Bank Line of Credit:

The fund participates with other Dreyfus-managed funds in a $350 million redemption credit facility (the "Facility" ) primarily to be utilized for temporary or emergency purposes, including the financing of redemptions. In connection therewith, the fund has agreed to pay commitment fees on its pro rata portion of the Facility. Interest is charged to the fund based on prevailing market rates in effect at the time of borrowings. During the period ended November 30, 2003, the fund did not borrow under the Facility.

NOTE 3--Investment Advisory Fee and Other Transactions With Affiliates:

(A) Pursuant to the Investment Advisory Agreement (" Agreement") with the Manager, the investment advisory fee is computed at an annual rate of .75 of 1% of the value of the fund's average daily net assets and is payable monthly. Pursuant to the Agreement, if in any full fiscal year the aggregate expenses allocable to Class Z, exclusive of taxes, brokerage fees, interest on borrowings, commitment fees and extraordinary expenses, exceed 11_2% of the value of the average daily net assets of Class Z, the fund may deduct from the fees paid to the Manager, or the Manager will bear such excess expense. During the period ended November 30, 2003, there was no expense reimbursement pursuant to the Agreement.

During the period ended November 30, 2003, the Distributor retained $3,397 and $49 from commissions earned on sales of the fund's Class A and Class T shares, respectively, and $24,205 and $361 from contingent deferred sales charges on redemptions of the fund's Class B and Class C shares, respectively.

                                                             The Fund

NOTES TO FINANCIAL STATEMENTS (Unaudited) (CONTINUED)

(B) Under the Distribution Plan (the "Plan") adopted pursuant to Rule 12b-1 under the Act, Class B, Class C and Class T shares pay the Distributor for distributing their shares at the annual rates of .75 of 1% of the value of the average daily net assets of Class B and Class C shares and .25 of 1% of the value of the average daily net assets of Class T shares. During the period ended November 30, 2003, Class B, Class C and Class T shares were charged $65,884, $14,123 and $801, respectively, pursuant to the Plan.

(C) Under the Shareholder Services Plan, Class A, Class B, Class C and Class T shares pay the Distributor at an annual rate of .25 of 1% of the value of their average daily net assets for the provision of certain services. The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding Class A, Class B, Class C and Class T shares and providing reports and other information, and services related to the maintenance of shareholder accounts. The Distributor may make payments to Service Agents (a securities dealer, financial institution or other industry professional) in respect of these services. The Distributor determines the amounts to be paid to Service Agents. During the period ended November 30, 2003, Class A, Class B, Class C and Class T shares were charged $18,609, $21,961, $4,708, and $801, respectively, pursuant to the Shareholder Services Plan.

Under the Shareholder Services Plan, Class Z shares reimburse the Distributor an amount not to exceed an annual rate of .25 of 1% of the value of the average daily net assets of Class Z for certain allocated expenses with respect to services and/or maintaining shareholder accounts. The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding the fund and providing reports and other information, and services related to the maintenance of shareholder accounts. During the period ended November 30, 2003, Class Z shares were charged $282,079 pursuant to the Shareholder Services Plan.


The fund compensates Dreyfus Transfer, Inc., a wholly-owned subsidiary of the Manager, under a transfer agency agreement for providing personnel and facilities to perform transfer agency services for the fund. During the period ended November 30, 2003, the fund was charged $160,759 pursuant to the transfer agency agreement.

The fund compensates Mellon under a custody agreement for providing custodial services for the fund. During the period ended November 30, 2003, the fund was charged $19,424 pursuant to the custody agreement.

(D) Each Board member also serves as a Board member of other funds within the Dreyfus complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets.

NOTE 4--Securities Transactions:

The aggregate amount of purchases and sales of investment securities, excluding short-term securities, during the period ended November 30, 2003, amounted to $158,880,557 and $177,842,987, respectively.

At November 30, 2003, accumulated net unrealized appreciation on investments was $112,257,801, consisting of $119,152,263 gross unrealized appreciation and $6,894,462 gross unrealized depreciation.

At November 30, 2003, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

                                                             The Fund

NOTES

                        For More Information

                        The Dreyfus Premier
                        Third Century Fund, Inc.
                        200 Park Avenue
                        New York, NY 10166

                      Manager

                        The Dreyfus Corporation
                        200 Park Avenue
                        New York, NY 10166

                      Custodian

                        Mellon Bank, N.A.
                        One Mellon Bank Center
                        Pittsburgh, PA 15258

                      Transfer Agent & Dividend Disbursing Agent

                        Dreyfus Transfer, Inc.
                        200 Park Avenue
                        New York, NY 10166

                      Distributor

                        Dreyfus Service Corporation
                        200 Park Avenue
                        New York, NY 10166

To obtain information:

BY TELEPHONE Call your financial representative or 1-800-554-4611

BY MAIL  Write to:
The Dreyfus Premier Family of Funds
144 Glenn Curtiss Boulevard
Uniondale, NY 11556-0144

A description of the policies and procedures that the fund uses to determine how to vote proxies relating to portfolio securities is available, without charge, by calling the telephone number listed above, or by visiting the SEC's website at http://www.sec.gov

                     Printed on recycled paper.

                     50% post-consumer

                     Process chlorine free.

                     Vegetable-based ink.

Printed in U.S.A.

(c) 2004 Dreyfus Service Corporation                                  035SA1103


ITEM 2. CODE OF ETHICS.

            Not applicable.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

            Not applicable.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

            Not applicable.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

            Not applicable.

ITEM 6. [RESERVED]

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

            Not applicable.

ITEM 8. [RESERVED]

ITEM 9. CONTROLS AND PROCEDURES.

(a) The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal half-year that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

ITEM 10. EXHIBITS.

(a)(1) Not applicable.

(a)(2) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

(b) Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940.


                                         SIGNATURES



Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

THE DREYFUS PREMIER THIRD CENTURY FUND, INC.

By:   /s/ Stephen E. Canter
      Stephen E. Canter
      President

Date:  January 23, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:   /s/ Stephen E. Canter
      Stephen E. Canter
      Chief Executive Officer

Date:  January 23, 2004

By:   /s/ James Windels
      James Windels
      Chief Financial Officer

Date:  January 23, 2004

                                       EXHIBIT INDEX

     (a)(2) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940. (EX-99.CERT)

     (b) Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940. (EX-99.906CERT)